SHARE- BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Shares $ / shares	Dec. 31, 2020 USD ($) Shares $ / shares	Dec. 31, 2019 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Ltd. 2002 Share Option Plan, the Evogene Ltd. 2003 Key Employee Share Incentive Plan, the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”).
Weighted average fair value of options granted | $ / shares	$ 0.97	$ 0.60
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	987,750	1,046,500	750,000
Fair value of options granted | $	$ 957	$ 629	$ 390
Weighted average outstanding remaining contractual term of options	5 years 11 months 8 days	6 years 3 months 21 days
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Granted	270,900